CONSOLIDATED BALANCE SHEETS	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Current assets
Cash and cash equivalents	$ 7,682,589	$ 11,278,475
Restricted cash	0	529,837
Short-term Investment	850,829
Accounts receivable, net of allowance for doubtful accounts of $1,997,310 and $1,817,050, respectively	27,134,237	21,261,609
Notes receivable	414,352	214,999
Other receivables	2,624,022	1,514,545
Due from Related Parties	22,278	0
Inventories	17,792,187	10,048,568
Advance to suppliers	7,826,679	9,630,518
Total current assets	64,347,173	54,478,551
Property, plant and equipment, net	6,280,412	5,645,724
Intangible assets, net	938,221	463,171
Deferred tax assets	299,596	272,557
Long-term Deposit	4,229,827
Other long-term assets	303,334	313,066
TOTAL ASSETS	76,398,563	61,173,069
Current liabilities:
Accounts payable	1,670,427	717,272
Accrued expenses and other current liabilities	5,934,733	4,457,170
Accrued payroll and welfare	887,201	325,675
Advance from customers	3,410,322	1,983,713
Related party payables	3,694,469	7,911,720
Short-term bank borrowings	19,270,530	21,335,938
Income tax payable	4,263,289	3,074,635
TOTAL LIABILITIES	39,130,971	39,806,123
Equity
Common stock, no par value, 50,000,000 shares authorized, 16,528,037 and 13,068,346 shares issued and outstanding, respectively		0
Additional paid-in capital	17,998,933	8,382,876
Statutory surplus reserve	2,031,775	1,173,363
Retained earnings	17,138,593	10,978,891
Accumulated other comprehensive income (loss)	(127,456)	681,788
Total equity attributable to ZK International Group Co., Ltd.	37,041,845	21,216,918
Equity attributable to non-controlling interests	225,747	150,028
Total equity	37,267,592	21,366,946
TOTAL LIABILITIES AND EQUITY	$ 76,398,563	$ 61,173,069